FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
             or fiscal year ending: 12/31/2000   (b)

Is this a transition report?: (Y/N)                                   __N__

Is this an amendment to a previous filing? (Y/N)                      __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A.  Registrant Name:  The Prudential Variable Contract Account - 24
     B.  File Number: 811-1612
     C.  Telephone Number:973-367-1496

2.   A.  Street:213 Washington Street
     B.  City: Newark      C.  State: NJ   D.  Zip Code:07102    Zip Ext:4077
     E.  Foreign Country:                    Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)       __N__

4.   Is this the last filing on this form by Registrant? (Y/N)        __N__

5.   Is Registrant a small business investment company (SBIC)? (Y/N)  __N__

6.   Is Registrant a unit investment trust(UIT)? (Y/N)                __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company? (Y/N) __N__ (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER:  01      PAGE NUMBER: 01

For period ending 12/31/2000                             If filing more than one
File number 811-1612                                     Page 2, "X":


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                Is this the
 Series                                                         last filing
 Number                 Series Name                             for this series?
 ------                 -----------                             ----------------
   1                                                                 (Y/N)


SCREEN NUMBER:  02      PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2000                             If filing more than one
File number 811-1612                                     Page 47, "X":


UNIT INVESTMENT TRUSTS

111.*  A.  Depositor Name:  The Prudential Insurance Company of America
       B.  File Number (If any):
       C.  City: Newark      State:   NJ      Zip Code:   07102   Zip Ext: 3777
       Foreign Country:______________________ Foreign Postal Code:______________

111.*  A.  Depositor Name:
       B.  File Number (If any):________________
       C.  City:____________ State:__________ Zip Code:__________ Zip Ext:______
       Foreign Country:______________________ Foreign Postal Code:______________

112.*  A.  Sponsor Name:
       B.  File Number (If any):________________
       C.  City:____________ State:__________ Zip Code:__________ Zip Ext:______
       Foreign Country:______________________ Foreign Postal Code:______________

112.*  A.  Sponsor Name:
       B.  File Number (If any):________________
       C.  City:____________ State:__________ Zip Code:__________ Zip Ext:______
       Foreign Country:______________________ Foreign Postal Code:______________


SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending 12/31/2000                             If filing more than one
File number 811-1612                                     Page 48, "X":


113.   A.  Trustee Name:
       B.  City:____________ State:__________ Zip Code:__________ Zip Ext:______
       Foreign Country:______________________ Foreign Postal Code:______________

113.   A.  Trustee Name:
       B.  City:____________ State:__________ Zip Code:__________ Zip Ext:______
       Foreign Country:______________________ Foreign Postal Code:______________

114.*  A.  Principal Underwriter Name:  Prudential Investment Management
           Services, LLC
       B.  File Number: 8- 3650
       C.  City:  Newark     State:  NJ       Zip Code: 07102     Zip Ext: 4077
       D.  Foreign Country:__________________ Foreign Postal Code:______________

114.*  A.  Principal Underwriter Name:
       B.  File Number: 8-
       C.  City:____________ State:__________ Zip Code:__________ Zip Ext:______
       D.  Foreign Country:__________________ Foreign Postal Code:______________

115.*  A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP
       B.  City:  New York   State: NY        Zip Code: 10036     Zip Ext:______
       Foreign Country:______________________ Foreign Postal Code:______________

115.   A.  Independent Public Accountant Name:
       B.  City:____________ State:__________ Zip Code:__________ Zip Ext:______
       Foreign Country:______________________ Foreign Postal Code:______________


SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/2000                             If filing more than one
File number 811-1612                                     Page 49, "X":


116.*  A.  Is Registrant part of a family of investment
           companies? (Y/N)                                          __Y__

       B. Identify the family in 10 letters: PRUDENTIAL (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.*  A.  Is Registrant a separate account of an insurance
           company? (Y/N)                                            __Y__
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.  Variable annuity contracts? (Y/N):                        __Y__
       C.  Scheduled premium variable life contracts? (Y/N):         __N__
       D.  Flexible premium variable life contracts? (Y/N):          __N__
       E.  Other types of insurance products registered under
           the  Securities Acts of 1933? (Y/N)                       __N__

118.   State the number of series existing at the end of
       the period that had securities registered under the
       Securities Act of 1933                                        _____

119.   State the number of new series for which registration
       statements * under the Securities Act of 1933 became
       effective during the  period                                  _____

120.   State the total value of the portfolio securities on the
       date of deposit for the new series included in item 119
       ($000's omitted)                                              _____

121.   State the number of series for which a current prospectus
       was in existence at the end of the period                     __1__

122.   State the number of existing series for which additional
       units were registered under the Securities Act of 1933
       during the period                                             __1__


SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/2000                             If filing more than one
File number 811-1612                                     Page 50, "X":


123.   State the total value of the additional units considered
       in* answering item 122 ($000's omitted)                     ($199,713)

124.*  State the total value of units prior series that were placed in the portfolios of subsequent series during
       the current period (the value of these units is to be
       measured on the date they were placed in the subsequent
       series) ($000's omitted)                                      _____

125.*  State the total dollar amount of sales loads collected
       (before reallowances to other brokers or dealers) by
       Registrant's principal underwriter and any underwriter
       which is an affiliated person of the principal underwriter during the current period solely from the sale of units
       of all series of Registrant ($000's omitted)                 $     000

126.   Of the amounts shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
       the portfolio of a subsequent series.)($000's omitted)       $     000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of    Total Assets     Total Income
                                     Series        ($000's        Distributions
                                    Investing      omitted)     ($000's omitted)
                                    ---------    ------------   ----------------
A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities         1        $1,216,983
K.  Other securities
L.  Total assets of all series of       1        $1,216,983
    registrant


SCREEN NUMBER: 58       PAGE NUMBER:50

For period ending 12/31/2000                             If filing more than one
File number 811-1612                                     Page 51, "X":


128.*  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
       series at the end of the current period insured or
       guaranteed by an entity other than the issuer? (Y/N)          _____

129.*  Is the issuer of any instrument covered in item 128
       delinquent or in default as to payment of principal
       or interest at the end of the current period? (Y/N)           _____

130.   In computations of NAV or offering price per unit, is
       any part of the value attributed to instruments identified
       in item 129 derived from insurance or guarantees? (Y/N)       _____

131.   Total expenses incurred by all series of Registrant
      during the current reporting period ($000's omitted)          $10,027

132.* List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


            811- 1612      811-          811-         811-
            811-           811-          811-         811-
            811-           811-          811-         811-
            811-           811-          811-         811-
            811-           811-          811-         811-
            811-           811-          811-         811-
            811-           811-          811-         811-
            811-           811-          811-         811-


SCREEN NUMBER: 59       PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 28th day of February, 2001.


THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


BY: /S/ William J. Eckert               WITNESS: /S/ William Sues

        William J. Eckert                            William Sues
        Vice President                               Director, Separate Accounts
        Chief Accounting Officer